LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.10%
Aerospace & Defense–2.40%
BAE Systems	1,988,371	$ 13,925,134
Lockheed Martin	26,768	10,441,126
Northrop Grumman	14,693	5,506,790
Raytheon	12,590	2,470,032
		32,343,082
Air Freight & Logistics–0.67%
FedEx	62,530	9,102,492
		9,102,492
Automobiles–1.77%
Ford Motor	794,474	7,277,382
General Motors	384,699	14,418,519
Harley-Davidson	59,792	2,150,718
		23,846,619
Banks–11.32%
Bank of America	906,807	26,451,560
Bank of Hawaii	15,876	1,364,225
Branch Banking & Trust	62,584	3,340,108
Citigroup	465,314	32,143,891
FNB	126,192	1,454,994
Huntington Bancshares	275,983	3,938,277
JPMorgan Chase & Co.	311,707	36,684,797
KeyCorp	226,743	4,045,095
PacWest Bancorp	46,777	1,699,876
People's United Financial	145,505	2,274,971
Trustmark	25,716	877,173
United Bankshares	39,653	1,501,659
Valley National Bancorp	126,275	1,372,609
Wells Fargo & Co.	704,598	35,539,923
		152,689,158
Beverages–1.05%
Coca-Cola	77,361	4,211,533
Constellation Brands Class A	24,210	5,018,249
PepsiCo	35,660	4,888,986
		14,118,768
Building Products–0.48%
Johnson Controls International	125,948	5,527,858
Masco	24,130	1,005,738
		6,533,596
Capital Markets–3.23%
Charles Schwab	155,128	6,489,004
Federated Investors Class B	35,959	1,165,431
Goldman Sachs Group	21,698	4,496,476
Invesco	156,405	2,649,501
Janus Henderson Group	64,169	1,441,236
Lazard Class A	50,273	1,759,555
Morgan Stanley	320,882	13,692,035
Raymond James Financial	35,060	2,891,048
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	150,873	$ 8,930,173
		43,514,459
Chemicals–1.95%
CF Industries Holdings	68,685	3,379,302
†Corteva	189,394	5,303,032
†Dow	70,837	3,375,383
DuPont de Nemours	90,074	6,423,177
Huntsman	82,812	1,926,207
LyondellBasell Industries Class A	52,210	4,671,229
Olin	66,973	1,253,734
		26,332,064
Communications Equipment–1.31%
Cisco Systems	152,450	7,532,555
Motorola Solutions	59,598	10,156,095
		17,688,650
Construction Materials–0.40%
CRH	156,983	5,382,972
		5,382,972
Containers & Packaging–1.08%
International Paper	130,909	5,474,614
Packaging Corp. of America	33,253	3,528,143
Sonoco Products	37,431	2,178,859
WestRock	94,473	3,443,541
		14,625,157
Distributors–0.19%
Genuine Parts	25,915	2,580,875
		2,580,875
Diversified Consumer Services–0.14%
H&R Block	79,670	1,881,805
		1,881,805
Diversified Financial Services–0.61%
AXA Equitable Holdings	372,192	8,247,775
		8,247,775
Diversified Telecommunication Services–4.49%
AT&T	219,101	8,290,782
BCE (New York Shares)	22,384	1,083,609
CenturyLink	409,812	5,114,454
Verizon Communications	764,504	46,145,462
		60,634,307
Electric Utilities–5.29%
Alliant Energy	67,024	3,614,604
American Electric Power	40,493	3,793,789
Edison International	66,028	4,979,832
Entergy	42,197	4,952,240
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Eversource Energy	44,220	$ 3,779,484
Exelon	61,393	2,965,896
FirstEnergy	422,448	20,374,667
IDACORP	18,977	2,138,139
NextEra Energy	40,970	9,545,600
OGE Energy	76,442	3,468,938
Pinnacle West Capital	33,799	3,280,869
PPL	157,921	4,972,932
Xcel Energy	53,407	3,465,580
		71,332,570
Electrical Equipment–0.48%
Eaton	43,821	3,643,716
Emerson Electric	42,327	2,829,983
		6,473,699
Energy Equipment & Services–0.79%
Baker Hughes	387,025	8,978,980
Helmerich & Payne	41,204	1,651,044
		10,630,024
Entertainment–0.11%
Cinemark Holdings	38,711	1,495,793
		1,495,793
Food Products–2.44%
Conagra Brands	215,802	6,620,805
General Mills	88,519	4,879,167
Kellogg	83,588	5,378,888
Mondelez International Class A	32,637	1,805,479
Nestle	131,621	14,274,884
		32,959,223
Gas Utilities–0.11%
New Jersey Resources	33,200	1,501,304
		1,501,304
Health Care Equipment & Supplies–3.70%
†Alcon	106,506	6,212,481
Koninklijke Philips	402,360	18,592,683
Medtronic	230,865	25,076,556
		49,881,720
Health Care Providers & Services–3.92%
Anthem	68,797	16,518,160
CVS Health	200,902	12,670,889
Humana	47,565	12,160,943
McKesson	21,608	2,952,949
Quest Diagnostics	43,270	4,631,188
UnitedHealth Group	18,099	3,933,275
		52,867,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.43%
Darden Restaurants	24,340	$ 2,877,475
McDonald's	13,815	2,966,218
		5,843,693
Household Durables–2.46%
Garmin	30,130	2,551,710
Leggett & Platt	49,661	2,033,121
Newell Brands	669,678	12,536,372
Sony	271,800	16,065,592
		33,186,795
Household Products–0.45%
Kimberly-Clark	30,256	4,297,865
Procter & Gamble	14,809	1,841,943
		6,139,808
Industrial Conglomerates–1.40%
General Electric	969,363	8,666,105
Siemens	95,177	10,188,232
		18,854,337
Insurance–6.50%
American International Group	366,600	20,419,620
Arthur J. Gallagher & Co.	116,676	10,450,669
Cincinnati Financial	30,329	3,538,484
Marsh & McLennan	19,429	1,943,872
MetLife	358,409	16,902,569
Old Republic International	109,012	2,569,413
Principal Financial Group	80,243	4,585,085
Prudential Financial	43,539	3,916,333
Travelers	70,702	10,512,680
Willis Towers Watson	66,330	12,799,700
		87,638,425
IT Services–1.91%
Cognizant Technology Solutions Class A	284,823	17,164,858
International Business Machines	33,070	4,809,039
Western Union	164,751	3,817,281
		25,791,178
Leisure Products–0.14%
†Mattel	160,442	1,827,434
		1,827,434
Machinery–0.65%
Caterpillar	18,509	2,337,872
Pentair	170,875	6,459,075
		8,796,947
Media–1.67%
Comcast Class A	416,232	18,763,739

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Interpublic Group	146,306	$ 3,154,357
Meredith	15,171	556,169
		22,474,265
Multiline Retail–1.92%
Dollar General	104,390	16,591,747
Kohl's	51,415	2,553,269
Macy's	119,748	1,860,884
Target	45,662	4,881,724
		25,887,624
Multi-Utilities–2.78%
Avista	25,033	1,212,598
Black Hills	20,072	1,540,124
CenterPoint Energy	126,300	3,811,734
CMS Energy	51,865	3,316,767
Dominion Energy	65,085	5,274,488
DTE Energy	24,907	3,311,635
NiSource	109,138	3,265,409
NorthWestern	18,824	1,412,741
Public Service Enterprise Group	105,696	6,561,608
Sempra Energy	26,465	3,906,499
WEC Energy Group	40,290	3,831,579
		37,445,182
Oil, Gas & Consumable Fuels–8.16%
BP	3,274,033	20,727,113
Chevron	32,106	3,807,771
ConocoPhillips	69,560	3,963,529
Enterprise Products Partners	545,112	15,579,301
Equinor	192,350	3,643,527
Exxon Mobil	52,160	3,683,018
HollyFrontier	50,796	2,724,697
Marathon Oil	500,250	6,138,067
Marathon Petroleum	275,952	16,764,084
Occidental Petroleum	70,998	3,157,281
ONEOK	81,519	6,007,135
TOTAL ADR	108,960	5,665,920
Valero Energy	54,061	4,608,160
Williams	568,004	13,666,176
		110,135,779
Paper & Forest Products–0.06%
Domtar	23,851	854,104
		854,104
Personal Products–0.85%
Nu Skin Enterprises Class A	21,751	925,070
Unilever (New York Shares)	174,729	10,488,982
		11,414,052
Pharmaceuticals–4.77%
AstraZeneca	159,273	14,221,330
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Bayer	185,680	$ 13,081,721
Bristol-Myers Squibb	144,660	7,335,708
Merck & Co.	33,389	2,810,686
Novo Nordisk ADR	87,050	4,500,485
Pfizer	524,547	18,846,974
Sanofi	38,850	3,598,782
		64,395,686
Road & Rail–0.31%
Union Pacific	26,114	4,229,946
		4,229,946
Semiconductors & Semiconductor Equipment–1.48%
Intel	44,768	2,306,895
Marvell Technology Group	133,200	3,326,004
NXP Semiconductors	38,790	4,232,765
QUALCOMM	131,548	10,034,481
		19,900,145
Software–1.91%
Constellation Software	5,089	5,082,470
Microsoft	108,065	15,024,277
Oracle	101,689	5,595,946
		25,702,693
Specialty Retail–0.90%
Gap	77,093	1,338,335
L Brands	84,881	1,662,819
Lowe's	82,543	9,076,428
		12,077,582
Technology Hardware, Storage & Peripherals–1.93%
Samsung Electronics GDR	15,535	15,828,310
Seagate Technology	99,002	5,325,318
Western Digital	82,329	4,910,101
		26,063,729
Thrifts & Mortgage Finance–0.17%
New York Community Bancorp	187,137	2,348,569
		2,348,569
Tobacco–1.73%
Altria Group	403,063	16,485,277
Imperial Brands	81,100	1,821,195
Philip Morris International	67,024	5,089,132
		23,395,604
Trading Companies & Distributors–0.59%
Ferguson	80,030	5,840,647
Watsco	12,147	2,055,029
		7,895,676
Total Common Stock (Cost $1,017,532,379)		1,228,962,769

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.22%
Henkel & Co. 1.94%	29,460	$ 2,915,040
Total Preferred Stock (Cost $2,858,518)		2,915,040

MONEY MARKET FUND–8.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	114,467,001	114,467,001
Total Money Market Fund (Cost $114,467,001)		114,467,001
TOTAL INVESTMENTS–99.80% (Cost $1,134,857,898)	$1,346,344,810
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	2,664,549
NET ASSETS APPLICABLE TO 68,110,032 SHARES OUTSTANDING–100.00%	$1,349,009,359

† Non-income producing.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
12	British Pound	$924,900	$930,999	12/16/19	$—	$(6,099)
11	Euro	1,507,344	1,530,340	12/16/19	—	(22,996)
10	Japanese Yen	1,162,250	1,164,913	12/16/19	—	(2,663)
					—	(31,758)
Equity Contracts:
9	Dow Jones U.S. Real Estate Index	331,560	325,711	12/20/19	5,849	—
14	E-mini Russell 2000 Index	1,067,500	1,106,719	12/20/19	—	(39,219)
191	E-mini S&P 500 Index	28,444,675	28,784,999	12/20/19	—	(340,324)
26	E-mini S&P MidCap 400 Index	5,038,800	5,109,207	12/20/19	—	(70,407)
41	Euro STOXX 50 Index	1,588,657	1,572,401	12/20/19	16,256	—
10	FTSE 100 Index	907,838	899,723	12/20/19	8,115	—
5	Nikkei 225 Index (OSE)	1,006,243	1,004,144	12/12/19	2,099	—
					32,319	(449,950)
Total Futures Contracts					$32,319	$(481,708)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$18,417,948	$13,925,134	$—	$32,343,082
Air Freight & Logistics	9,102,492	—	—	9,102,492
Automobiles	23,846,619	—	—	23,846,619
Banks	152,689,158	—	—	152,689,158
Beverages	14,118,768	—	—	14,118,768
Building Products	6,533,596	—	—	6,533,596
Capital Markets	43,514,459	—	—	43,514,459
Chemicals	26,332,064	—	—	26,332,064
Communications Equipment	17,688,650	—	—	17,688,650
Construction Materials	—	5,382,972	—	5,382,972
Containers & Packaging	14,625,157	—	—	14,625,157
Distributors	2,580,875	—	—	2,580,875
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Diversified Consumer Services	$1,881,805	$—	$—	$1,881,805
Diversified Financial Services	8,247,775	—	—	8,247,775
Diversified Telecommunication Services	60,634,307	—	—	60,634,307
Electric Utilities	71,332,570	—	—	71,332,570
Electrical Equipment	6,473,699	—	—	6,473,699
Energy Equipment & Services	10,630,024	—	—	10,630,024
Entertainment	1,495,793	—	—	1,495,793
Food Products	18,684,339	14,274,884	—	32,959,223
Gas Utilities	1,501,304	—	—	1,501,304
Health Care Equipment & Supplies	25,076,556	24,805,164	—	49,881,720
Health Care Providers & Services	52,867,404	—	—	52,867,404
Hotels, Restaurants & Leisure	5,843,693	—	—	5,843,693
Household Durables	17,121,203	16,065,592	—	33,186,795
Household Products	6,139,808	—	—	6,139,808
Industrial Conglomerates	8,666,105	10,188,232	—	18,854,337
Insurance	87,638,425	—	—	87,638,425
IT Services	25,791,178	—	—	25,791,178
Leisure Products	1,827,434	—	—	1,827,434
Machinery	8,796,947	—	—	8,796,947
Media	22,474,265	—	—	22,474,265
Multiline Retail	25,887,624	—	—	25,887,624
Multi-Utilities	37,445,182	—	—	37,445,182
Oil, Gas & Consumable Fuels	85,765,139	24,370,640	—	110,135,779
Paper & Forest Products	854,104	—	—	854,104
Personal Products	11,414,052	—	—	11,414,052
Pharmaceuticals	33,493,853	30,901,833	—	64,395,686
Road & Rail	4,229,946	—	—	4,229,946
Semiconductors & Semiconductor Equipment	19,900,145	—	—	19,900,145
Software	25,702,693	—	—	25,702,693
Specialty Retail	12,077,582	—	—	12,077,582
Technology Hardware, Storage & Peripherals	10,235,419	15,828,310	—	26,063,729
Thrifts & Mortgage Finance	2,348,569	—	—	2,348,569
Tobacco	21,574,409	1,821,195	—	23,395,604
Trading Companies & Distributors	2,055,029	5,840,647	—	7,895,676
Preferred Stock	—	2,915,040	—	2,915,040
Money Market Fund	114,467,001	—	—	114,467,001
Total Investments	$1,180,025,167	$166,319,643	$—	$1,346,344,810
Derivatives:

Assets:
Futures Contracts	$32,319	$—	$—	$32,319
Liabilities:
Futures Contracts	$(481,708)	$—	$—	$(481,708)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–7